Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 162,933	$ 303,449
Prepaid expenses	122,364	104,876
Total current assets	285,297	408,325
Investments held in Trust Account	14,648,926	18,276,649
Total Assets	14,934,223	18,684,974
Liabilities, Redeemable Common Stock and Stockholders’ Deficit
Accrued costs and expenses	809,542	367,408
Income taxes payable	134,428	137,633
Excise Tax Payable	42,099
Deferred income tax		18,790
Promissory note to Related Party	3,842,015	2,767,015
Total current liabilities	4,838,084	3,290,846
Deferred underwriting commissions	4,840,931	4,840,931
Total Liabilities	9,679,015	8,131,777
Commitments and Contingencies (see Note 6)
Redeemable Common Stock:
Class A common stock subject to possible redemption, 1,251,156 and 1,627,158 Class A common stock shares at redemption value of $11.85 and $11.24 per share at December 31, 2023 and 2022, respectively	14,830,241	18,283,387
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(9,575,460)	(7,730,617)
Total Stockholders’ Deficit	(9,575,033)	(7,730,190)
Total Liabilities, Redeemable Common Stock and Stockholders’ Deficit	14,934,223	18,684,974
Class A Common Stock
Stockholders’ Deficit:
Common stock value	427	81
Class B Common Stock
Stockholders’ Deficit:
Common stock value		346
Related Party
Liabilities, Redeemable Common Stock and Stockholders’ Deficit
Due to related party	$ 10,000